Average Annual Total Returns		12 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended	330 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		6.17%		(1.71%)	2.00%
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		10.80%		(1.29%)	1.84%
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		12.87%		(0.29%)	2.86%
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		12.84%		(0.45%)	2.67%
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Neuberger Emerging Markets Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.65%		(0.23%)	2.23%
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.50%		1.70%	3.64%
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		6.46%		5.52%	6.43%
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		11.10%		5.98%	6.28%
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		13.42%		7.18%	7.46%
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		11.62%		5.50%	5.82%
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Neuberger Equity Income Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.24%		5.46%	5.69%
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%		14.28%	12.87%
Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX) | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.37%		8.68%	8.49%
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		14.37%		7.48%	7.83%
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		19.47%		7.94%	7.67%
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		21.81%		9.16%	8.87%
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		21.73%		7.82%	7.01%
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | Neuberger Focus Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.98%		7.02%	6.64%
Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX) | MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.49%		10.06%	9.23%
Institutional Class Shares (NBGIX) | Neuberger Genesis Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.20%		8.64%	9.70%
Institutional Class Shares (NBGIX) | Neuberger Genesis Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.68%		7.13%	7.75%
Institutional Class Shares (NBGIX) | Neuberger Genesis Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.85%		6.68%	7.43%
Institutional Class Shares (NBGIX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Institutional Class Shares (NBGIX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	7.82%
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		(1.02%)		2.38%	4.25%
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		3.15%		2.82%	4.08%
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		5.36%		3.98%	5.25%
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		4.12%		2.57%	4.35%
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | Neuberger International Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.79%		3.02%	4.12%
Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX) | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.82%		4.73%	5.20%
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		(1.87%)		2.67%	4.33%
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		2.35%		3.10%	4.16%
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		4.49%		4.26%	5.33%
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		3.57%		3.07%	4.51%
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | Neuberger International Select Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.12%		3.24%	4.18%
Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX) | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.82%		4.73%	5.20%
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		1.00%		7.79%	7.48%	10.17%
Performance Inception Date	Jul. 08, 1997
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		5.38%		8.27%	7.31%	9.97%
Performance Inception Date	Jul. 08, 1997
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		7.61%		9.49%	8.52%	10.62%
Performance Inception Date	Jul. 08, 1997
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		7.39%		8.82%	7.46%
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Intrinsic Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.68%		7.46%	6.64%
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%	9.03%
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	7.82%	7.91%
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.05%		7.29%	7.14%	8.34%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		16.36%		15.29%	12.82%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		21.53%		15.80%	12.65%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		23.89%		17.10%	13.91%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		22.26%		15.05%	11.60%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Large Cap Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.38%		13.30%	10.65%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		33.36%		18.96%	16.78%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		4.31%		8.03%	8.59%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		8.87%		8.53%	8.43%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		11.11%		9.74%	9.65%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		10.53%		9.01%	8.22%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Large Cap Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.01%		7.63%	7.39%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%		14.28%	12.87%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.37%		8.68%	8.49%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		16.96%		8.96%	9.77%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		22.11%		9.42%	9.60%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		24.53%		10.66%	10.84%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		21.06%		8.37%	8.69%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Mid Cap Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.51%		8.09%	8.32%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.10%		11.47%	11.54%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.34%		9.92%	9.63%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		2.56%		5.31%	5.02%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		7.04%		5.77%	4.85%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		9.20%		6.94%	6.02%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		7.71%		6.45%	5.00%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Mid Cap Intrinsic Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.59%		5.43%	4.55%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.34%		9.92%	9.63%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.07%		8.59%	8.10%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		13.23%		9.32%	10.15%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		18.17%		9.82%	10.00%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		20.55%		11.04%	11.22%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		19.76%		6.23%	7.64%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Multi-Cap Opportunities Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.77%		7.89%	8.39%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		20.59%		12.72%	10.75%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		25.94%		13.20%	10.58%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		28.37%		14.47%	11.82%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		26.69%		12.30%	9.84%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Quality Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.06%		11.18%	9.17%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		(1.22%)		2.23%	5.18%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		3.05%		2.67%	5.01%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		5.19%		3.82%	6.18%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		4.28%		2.35%	4.21%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Real Estate Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.07%		2.52%	4.25%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.92%		3.29%	5.83%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		18.38%		7.79%	10.22%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		23.65%		8.26%	10.05%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		26.04%		9.47%	11.27%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		25.92%		8.19%	9.49%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Small Cap Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.52%		7.10%	8.48%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	7.82%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.15%		6.86%	8.09%
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		9.66%	3.44%
Performance Inception Date	Mar. 23, 2021
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		14.37%	4.28%
Performance Inception Date	Mar. 23, 2021
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		16.78%	5.46%
Performance Inception Date	Mar. 23, 2021
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		16.72%	5.41%
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger U.S. Equity Impact Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.98%	4.23%
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%	11.22%
Class R6 Shares (NREMX) | Neuberger Emerging Markets Equity Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.96%		(0.18%)	2.96%
Class R6 Shares (NREMX) | Neuberger Emerging Markets Equity Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.89%		(0.37%)	2.74%
Class R6 Shares (NREMX) | Neuberger Emerging Markets Equity Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.72%		(0.14%)	2.30%
Class R6 Shares (NREMX) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.50%		1.70%	3.64%
Class R6 Shares (NRGSX) | Neuberger Genesis Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.31%		8.74%	9.80%
Class R6 Shares (NRGSX) | Neuberger Genesis Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.78%		7.21%	7.82%
Class R6 Shares (NRGSX) | Neuberger Genesis Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.93%		6.76%	7.51%
Class R6 Shares (NRGSX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Class R6 Shares (NRGSX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	7.82%
Class R6 Shares (NRIQX) | Neuberger International Equity Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.44%		4.08%	5.34%
Class R6 Shares (NRIQX) | Neuberger International Equity Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.15%		2.63%	4.41%
Class R6 Shares (NRIQX) | Neuberger International Equity Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.85%		3.09%	4.19%
Class R6 Shares (NRIQX) | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.82%		4.73%	5.20%
Class R6 Shares (NRILX) | Neuberger International Select Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.59%		4.35%	5.32%
Class R6 Shares (NRILX) | Neuberger International Select Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.64%		3.14%	4.49%
Class R6 Shares (NRILX) | Neuberger International Select Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.19%		3.32%	4.17%
Class R6 Shares (NRILX) | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.82%		4.73%	5.20%
Class R6 Shares (NRINX) | Neuberger Intrinsic Value Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.71%		9.60%	8.59%	10.65%
Performance Inception Date	Jul. 08, 1997
Class R6 Shares (NRINX) | Neuberger Intrinsic Value Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.49%		8.93%	7.54%
Class R6 Shares (NRINX) | Neuberger Intrinsic Value Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.74%		7.55%	6.70%
Class R6 Shares (NRINX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%	9.03%
Class R6 Shares (NRINX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	7.82%	7.91%
Class R6 Shares (NRINX) | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.05%		7.29%	7.14%	8.34%
Class R6 Shares (NGRDX) | Neuberger Large Cap Growth Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		23.95%		17.16%	13.86%
Class R6 Shares (NGRDX) | Neuberger Large Cap Growth Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		22.29%		15.09%	11.56%
Class R6 Shares (NGRDX) | Neuberger Large Cap Growth Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.45%		13.35%	10.61%
Class R6 Shares (NGRDX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class R6 Shares (NGRDX) | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		33.36%		18.96%	16.78%
Class R6 Shares (NRLCX) | Neuberger Large Cap Value Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.21%		9.84%	9.64%
Class R6 Shares (NRLCX) | Neuberger Large Cap Value Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.60%		9.08%	8.21%
Class R6 Shares (NRLCX) | Neuberger Large Cap Value Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.09%		7.71%	7.39%
Class R6 Shares (NRLCX) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%		14.28%	12.87%
Class R6 Shares (NRLCX) | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.37%		8.68%	8.49%
Class R6 Shares (NRMGX) | Neuberger Mid Cap Growth Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		24.67%		10.76%	10.94%
Class R6 Shares (NRMGX) | Neuberger Mid Cap Growth Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		21.21%		8.48%	8.80%
Class R6 Shares (NRMGX) | Neuberger Mid Cap Growth Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.59%		8.18%	8.41%
Class R6 Shares (NRMGX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Class R6 Shares (NRMGX) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.10%		11.47%	11.54%
Class R6 Shares (NRMGX) | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.34%		9.92%	9.63%
Class R6 Shares (NBMRX) | Neuberger Mid Cap Intrinsic Value Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.34%		7.06%	5.96%
Class R6 Shares (NBMRX) | Neuberger Mid Cap Intrinsic Value Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.83%		6.54%	4.96%
Class R6 Shares (NBMRX) | Neuberger Mid Cap Intrinsic Value Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.68%		5.53%	4.52%
Class R6 Shares (NBMRX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Class R6 Shares (NBMRX) | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.34%		9.92%	9.63%
Class R6 Shares (NBMRX) | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.07%		8.59%	8.10%
Class R6 Shares (NRSRX) | Neuberger Quality Equity Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		28.50%		14.59%	11.92%
Class R6 Shares (NRSRX) | Neuberger Quality Equity Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		26.82%		12.39%	9.92%
Class R6 Shares (NRSRX) | Neuberger Quality Equity Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.15%		11.27%	9.25%
Class R6 Shares (NRSRX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class R6 Shares (NRREX) | Neuberger Real Estate Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.30%		3.92%	6.27%
Class R6 Shares (NRREX) | Neuberger Real Estate Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.35%		2.40%	4.26%
Class R6 Shares (NRREX) | Neuberger Real Estate Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.14%		2.58%	4.30%
Class R6 Shares (NRREX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class R6 Shares (NRREX) | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.92%		3.29%	5.83%
Class R6 Shares (NSRSX) | Neuberger Small Cap Growth Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		26.17%		9.58%	11.22%
Class R6 Shares (NSRSX) | Neuberger Small Cap Growth Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		26.04%		8.30%	9.40%
Class R6 Shares (NSRSX) | Neuberger Small Cap Growth Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.60%		7.19%	8.40%
Class R6 Shares (NSRSX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Class R6 Shares (NSRSX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	7.82%
Class R6 Shares (NSRSX) | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.15%		6.86%	8.09%
Class R3 Shares (NEMRX) | Neuberger Emerging Markets Equity Fund Class R3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.16%		(0.95%)	2.19%
Class R3 Shares (NEMRX) | Neuberger Emerging Markets Equity Fund Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.16%		(1.02%)	2.11%
Class R3 Shares (NEMRX) | Neuberger Emerging Markets Equity Fund Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.20%		(0.72%)	1.70%
Class R3 Shares (NEMRX) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.50%		1.70%	3.64%
Class R3 Shares (NBHRX) | Neuberger Equity Income Fund Class R3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.74%		6.49%	6.77%
Class R3 Shares (NBHRX) | Neuberger Equity Income Fund Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.10%		4.98%	5.29%
Class R3 Shares (NBHRX) | Neuberger Equity Income Fund Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.74%		4.94%	5.17%
Class R3 Shares (NBHRX) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%		14.28%	12.87%
Class R3 Shares (NBHRX) | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.37%		8.68%	8.49%
Class R3 Shares (NBNRX) | Neuberger International Select Fund Class R3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.91%		3.64%	4.69%
Class R3 Shares (NBNRX) | Neuberger International Select Fund Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.14%		2.59%	4.00%
Class R3 Shares (NBNRX) | Neuberger International Select Fund Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.71%		2.78%	3.68%
Class R3 Shares (NBNRX) | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.82%		4.73%	5.20%
Class R3 Shares (NGDRX) | Neuberger Large Cap Growth Fund Class R3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		23.08%		16.33%	13.16%
Class R3 Shares (NGDRX) | Neuberger Large Cap Growth Fund Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		21.45%		14.32%	10.79%
Class R3 Shares (NGDRX) | Neuberger Large Cap Growth Fund Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.91%		12.68%	9.91%
Class R3 Shares (NGDRX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class R3 Shares (NGDRX) | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		33.36%		18.96%	16.78%
Class R3 Shares (NPNRX) | Neuberger Large Cap Value Fund Class R3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.39%		9.04%	8.94%
Class R3 Shares (NPNRX) | Neuberger Large Cap Value Fund Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.98%		8.45%	7.35%
Class R3 Shares (NPNRX) | Neuberger Large Cap Value Fund Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.46%		7.08%	6.57%
Class R3 Shares (NPNRX) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%		14.28%	12.87%
Class R3 Shares (NPNRX) | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.37%		8.68%	8.49%
Class R3 Shares (NMGRX) | Neuberger Mid Cap Growth Fund Class R3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		23.76%		9.94%	10.14%
Class R3 Shares (NMGRX) | Neuberger Mid Cap Growth Fund Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.23%		7.64%	8.13%
Class R3 Shares (NMGRX) | Neuberger Mid Cap Growth Fund Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.07%		7.51%	7.84%
Class R3 Shares (NMGRX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Class R3 Shares (NMGRX) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.10%		11.47%	11.54%
Class R3 Shares (NMGRX) | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.34%		9.92%	9.63%
Class R3 Shares (NBRRX) | Neuberger Mid Cap Intrinsic Value Fund Class R3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.53%		6.29%	5.37%
Class R3 Shares (NBRRX) | Neuberger Mid Cap Intrinsic Value Fund Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.17%		5.93%	4.40%
Class R3 Shares (NBRRX) | Neuberger Mid Cap Intrinsic Value Fund Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.08%		4.93%	3.98%
Class R3 Shares (NBRRX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Class R3 Shares (NBRRX) | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.34%		9.92%	9.63%
Class R3 Shares (NBRRX) | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.07%		8.59%	8.10%
Class R3 Shares (NRARX) | Neuberger Quality Equity Fund Class R3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		27.62%		13.77%	11.13%
Class R3 Shares (NRARX) | Neuberger Quality Equity Fund Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		25.97%		11.70%	9.09%
Class R3 Shares (NRARX) | Neuberger Quality Equity Fund Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		17.60%		10.63%	8.47%
Class R3 Shares (NRARX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class R3 Shares (NRERX) | Neuberger Real Estate Fund Class R3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.50%		3.18%	5.53%
Class R3 Shares (NRERX) | Neuberger Real Estate Fund Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.85%		1.97%	3.82%
Class R3 Shares (NRERX) | Neuberger Real Estate Fund Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.66%		2.15%	3.87%
Class R3 Shares (NRERX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class R3 Shares (NRERX) | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.92%		3.29%	5.83%
Class R3 Shares (NSNRX) | Neuberger Small Cap Growth Fund Class R3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		25.27%		8.81%	10.60%
Class R3 Shares (NSNRX) | Neuberger Small Cap Growth Fund Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		25.14%		7.53%	8.69%
Class R3 Shares (NSNRX) | Neuberger Small Cap Growth Fund Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.06%		6.57%	7.78%
Class R3 Shares (NSNRX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Class R3 Shares (NSNRX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	7.82%
Class R3 Shares (NSNRX) | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.15%		6.86%	8.09%
Investor Class Shares (NBSSX) | Neuberger Focus Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		21.64%		8.99%	8.69%
Investor Class Shares (NBSSX) | Neuberger Focus Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		21.59%		7.67%	6.87%
Investor Class Shares (NBSSX) | Neuberger Focus Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.85%		6.89%	6.51%
Investor Class Shares (NBSSX) | MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.49%		10.06%	9.23%
Investor Class Shares (NBGNX) | Neuberger Genesis Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.04%		8.47%	9.52%
Investor Class Shares (NBGNX) | Neuberger Genesis Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.52%		6.97%	7.35%
Investor Class Shares (NBGNX) | Neuberger Genesis Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.76%		6.54%	7.06%
Investor Class Shares (NBGNX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Investor Class Shares (NBGNX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	7.82%
Investor Class Shares (NIQVX) | Neuberger International Equity Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.20%		3.75%	5.05%
Investor Class Shares (NIQVX) | Neuberger International Equity Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.03%		2.40%	4.25%
Investor Class Shares (NIQVX) | Neuberger International Equity Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.67%		2.85%	3.99%
Investor Class Shares (NIQVX) | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.82%		4.73%	5.20%
Investor Class Shares (NGUAX) | Neuberger Large Cap Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		23.71%		16.93%	13.72%
Investor Class Shares (NGUAX) | Neuberger Large Cap Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		22.10%		14.90%	11.46%
Investor Class Shares (NGUAX) | Neuberger Large Cap Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.27%		13.17%	10.51%
Investor Class Shares (NGUAX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Investor Class Shares (NGUAX) | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		33.36%		18.96%	16.78%
Investor Class Shares (NPRTX) | Neuberger Large Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.94%		9.57%	9.47%
Investor Class Shares (NPRTX) | Neuberger Large Cap Value Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.39%		8.88%	8.09%
Investor Class Shares (NPRTX) | Neuberger Large Cap Value Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.89%		7.50%	7.26%
Investor Class Shares (NPRTX) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%		14.28%	12.87%
Investor Class Shares (NPRTX) | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.37%		8.68%	8.49%
Investor Class Shares (NMANX) | Neuberger Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		24.30%		10.48%	10.65%
Investor Class Shares (NMANX) | Neuberger Mid Cap Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.82%		8.19%	8.50%
Investor Class Shares (NMANX) | Neuberger Mid Cap Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.38%		7.94%	8.15%
Investor Class Shares (NMANX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Investor Class Shares (NMANX) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.10%		11.47%	11.54%
Investor Class Shares (NMANX) | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.34%		9.92%	9.63%
Investor Class Shares (NBRVX) | Neuberger Mid Cap Intrinsic Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.12%		6.79%	5.80%
Investor Class Shares (NBRVX) | Neuberger Mid Cap Intrinsic Value Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.66%		6.33%	4.84%
Investor Class Shares (NBRVX) | Neuberger Mid Cap Intrinsic Value Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.51%		5.32%	4.39%
Investor Class Shares (NBRVX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Investor Class Shares (NBRVX) | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.34%		9.92%	9.63%
Investor Class Shares (NBRVX) | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.07%		8.59%	8.10%
Investor Class Shares (NBSRX) | Neuberger Quality Equity Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		28.19%		14.28%	11.62%
Investor Class Shares (NBSRX) | Neuberger Quality Equity Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		26.55%		12.15%	9.69%
Investor Class Shares (NBSRX) | Neuberger Quality Equity Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		17.93%		11.03%	9.02%
Investor Class Shares (NBSRX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Investor Class Shares (NBMIX) | Neuberger Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		25.90%		9.31%	11.02%
Investor Class Shares (NBMIX) | Neuberger Small Cap Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		25.77%		8.03%	9.21%
Investor Class Shares (NBMIX) | Neuberger Small Cap Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.43%		6.97%	8.23%
Investor Class Shares (NBMIX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Investor Class Shares (NBMIX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	7.82%
Investor Class Shares (NBMIX) | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.15%		6.86%	8.09%
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Advisor Class Return Before Taxes
Average Annual Return, Percent		21.11%		8.55%	8.29%
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund Trust Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return Before Taxes
Average Annual Return, Percent		21.42%		8.78%	8.49%
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund Trust Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return After Taxes on Distributions
Average Annual Return, Percent		21.40%		7.48%	6.30%
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Neuberger Focus Fund Trust Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.70%		6.72%	5.99%
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.49%		10.06%	9.23%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Advisor Class Return Before Taxes
Average Annual Return, Percent		8.65%		8.09%	9.14%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund Trust Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return Before Taxes
Average Annual Return, Percent		8.92%		8.36%	9.42%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund Trust Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return After Taxes on Distributions
Average Annual Return, Percent		8.41%		6.87%	7.54%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Genesis Fund Trust Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.69%		6.46%	7.24%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	7.82%
Trust Class Shares (NIQTX) | Neuberger International Equity Fund Trust Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.15%		3.70%	5.00%
Trust Class Shares (NIQTX) | Neuberger International Equity Fund Trust Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.99%		2.36%	4.22%
Trust Class Shares (NIQTX) | Neuberger International Equity Fund Trust Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.63%		2.80%	3.95%
Trust Class Shares (NIQTX) | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.82%		4.73%	5.20%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Advisor Class Return Before Taxes
Average Annual Return, Percent		22.88%		16.32%	13.17%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund Trust Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return Before Taxes
Average Annual Return, Percent		23.44%		16.69%	13.51%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund Trust Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return After Taxes on Distributions
Average Annual Return, Percent		21.84%		14.69%	10.88%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Large Cap Growth Fund Trust Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.10%		12.98%	9.98%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		33.36%		18.96%	16.78%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Advisor Class Return Before Taxes
Average Annual Return, Percent		10.56%		9.19%	9.11%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund Trust Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return Before Taxes
Average Annual Return, Percent		10.72%		9.35%	9.27%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund Trust Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return After Taxes on Distributions
Average Annual Return, Percent		10.24%		8.73%	7.77%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Large Cap Value Fund Trust Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.70%		7.34%	6.95%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%		14.28%	12.87%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.37%		8.68%	8.49%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Advisor Class Return Before Taxes
Average Annual Return, Percent		23.95%		10.10%	10.28%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund Trust Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return Before Taxes
Average Annual Return, Percent		24.17%		10.36%	10.56%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund Trust Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return After Taxes on Distributions
Average Annual Return, Percent		20.68%		8.07%	8.54%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Mid Cap Growth Fund Trust Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.31%		7.85%	8.20%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.10%		11.47%	11.54%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.34%		9.92%	9.63%
Trust Class Shares (NBREX) | Neuberger Mid Cap Intrinsic Value Fund Trust Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.86%		6.57%	5.62%
Trust Class Shares (NBREX) | Neuberger Mid Cap Intrinsic Value Fund Trust Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.46%		6.16%	4.60%
Trust Class Shares (NBREX) | Neuberger Mid Cap Intrinsic Value Fund Trust Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.31%		5.14%	4.17%
Trust Class Shares (NBREX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Trust Class Shares (NBREX) | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.34%		9.92%	9.63%
Trust Class Shares (NBREX) | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.07%		8.59%	8.10%
Trust Class Shares (NBSTX) | Neuberger Quality Equity Fund Trust Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		27.93%		14.07%	11.43%
Trust Class Shares (NBSTX) | Neuberger Quality Equity Fund Trust Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		26.29%		11.98%	9.35%
Trust Class Shares (NBSTX) | Neuberger Quality Equity Fund Trust Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		17.78%		10.87%	8.71%
Trust Class Shares (NBSTX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Advisor Class Return Before Taxes
Average Annual Return, Percent		25.40%		8.91%	10.66%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund Trust Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return Before Taxes
Average Annual Return, Percent		25.60%		9.08%	10.82%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund Trust Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return After Taxes on Distributions
Average Annual Return, Percent		25.47%		7.80%	9.03%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Small Cap Growth Fund Trust Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Trust Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.26%		6.78%	8.07%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	7.82%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.15%		6.86%	8.09%
Class E Shares (NBHEX) | Neuberger Equity Income Fund Class E Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.18%		7.60%	7.67%
Class E Shares (NBHEX) | Neuberger Equity Income Fund Class E Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.19%		5.81%	5.97%
Class E Shares (NBHEX) | Neuberger Equity Income Fund Class E Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.81%		5.77%	5.85%
Class E Shares (NBHEX) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%		14.28%	12.87%
Class E Shares (NBHEX) | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.37%		8.68%	8.49%
Class E Shares (NRGEX) | Neuberger Genesis Fund Class E Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.10%		9.09%	9.84%
Class E Shares (NRGEX) | Neuberger Genesis Fund Class E Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.45%		7.47%	7.60%
Class E Shares (NRGEX) | Neuberger Genesis Fund Class E Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.49%		7.02%	7.30%
Class E Shares (NRGEX) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%		13.86%	12.55%
Class E Shares (NRGEX) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	7.82%
Class E Shares (NIQEX) | Neuberger International Equity Fund Class E Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.24%		4.47%	5.50%
Class E Shares (NIQEX) | Neuberger International Equity Fund Class E Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.74%		2.92%	4.52%
Class E Shares (NIQEX) | Neuberger International Equity Fund Class E Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.42%		3.37%	4.30%
Class E Shares (NIQEX) | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.82%		4.73%	5.20%
Class E Shares (NPNEX) | Neuberger Large Cap Value Fund Class E Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.74%		10.04%	9.71%
Class E Shares (NPNEX) | Neuberger Large Cap Value Fund Class E Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.99%		9.24%	8.26%
Class E Shares (NPNEX) | Neuberger Large Cap Value Fund Class E Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.50%		7.88%	7.45%
Class E Shares (NPNEX) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%		14.28%	12.87%
Class E Shares (NPNEX) | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.37%		8.68%	8.49%
Class E Shares (NMUEX) | Neuberger Multi-Cap Opportunities Fund Class E Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		21.39%		11.53%	11.47%
Class E Shares (NMUEX) | Neuberger Multi-Cap Opportunities Fund Class E Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.38%		6.57%	7.82%
Class E Shares (NMUEX) | Neuberger Multi-Cap Opportunities Fund Class E Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.44%		8.23%	8.56%
Class E Shares (NMUEX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class E Shares (NRAEX) | Neuberger Quality Equity Fund Class E
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		29.21%		14.47%	11.72%
Class E Shares (NRAEX) | Neuberger Quality Equity Fund Class E | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		27.42%		12.30%	9.77%
Class E Shares (NRAEX) | Neuberger Quality Equity Fund Class E | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.65%		11.18%	9.10%
Class E Shares (NRAEX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class E Shares (NREEX) | Neuberger Real Estate Fund Class E Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.02%		4.20%	6.28%
Class E Shares (NREEX) | Neuberger Real Estate Fund Class E Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.78%		2.56%	4.26%
Class E Shares (NREEX) | Neuberger Real Estate Fund Class E Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.56%		2.73%	4.30%
Class E Shares (NREEX) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%		14.53%	13.10%
Class E Shares (NREEX) | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.92%		3.29%	5.83%